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                                      LOS ANGELES o PALO ALTO o WASHINGTON, D.C.
                                             FRANKFURT o LONDON o PARIS
                                             BEIJING o HONG KONG o TOKYO
                                                     MELBOURNE

                                                            March 20, 2001


Securities and Exchange Commission,
  450 Fifth Street, N.W.,
  Washington, D.C.  20549.


  Re:   Prudential Tax-Free Money Fund, Inc.
        Registration Nos. 32-64625 and 811-2927
        ---------------------------------------

Ladies & Gentlemen:

     In accordance with Rule 497(j) under the Securities Act of 1933, the enclosed filing includes the form of Prospectus and Statement of Additional Information used by the Registrant in the offering of its shares. The Prospectus and Statement of Additional Information were initially filed pursuant to Rule 485(b) under the Securities Act of 1933 on March 13, 2001.

     The foregoing is being filed electronically via the EDGAR system.



                                                   Sincerely,



                                                   /s/ WILLIAM G. FARRAR
                                                   -----------------------------
                                                       William G. Farrar

 (Enclosures)